Share-Based Payments (Tables)	12 Months Ended
Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
Schedule of Employee Service Share-based Compensation, Allocation of Recognized Period Costs

The following table provides the components of share-based compensation expense and the associated tax benefit:
	Year Ended December 31,
(MILLIONS OF DOLLARS)	2019	2018	2017
TSRUs(a)	$294	$302	$221
RSUs	275	286	301
PPSs	114	276	209
PSAs	28	62	47
Stock options	7	12	55
Directors’ compensation	—	10	7
Share-based payment expense	718	949	840
Tax benefit for share-based compensation expense	(137)	(180)	(163)
Share-based payment expense, net of tax	$581	$769	$677

(a)    Includes expense for PTSRUs, described in Note 13C below, which is not significant for all years presented.

Schedule of Share-based Payment Award, Stock Appreciation Rights, Valuation Assumptions

The following table provides the weighted-average assumptions used in the valuation of TSRUs:
	Year Ended December 31,
	2019	2018	2017
Expected dividend yield(a)	3.27%	3.73%	3.69%
Risk-free interest rate(b)	2.55%	2.60%	1.98%
Expected stock price volatility(c)	18.34%	20.00%	18.39%
Contractual term (years)	5.13	5.12	5.11

(a)	Determined using a constant dividend yield during the expected term of the TSRU.

(b)	Determined using the interpolated yield on U.S. Treasury zero-coupon issues.
(c)
Determined using implied volatility, after consideration of historical volatility.

Schedule of Share-based Compensation, Stock Appreciation Rights Award Activity

The following table summarizes all TSRU activity during 2019:
	TSRUs (Thousands)	Weighted-Average Grant-Date Fair Value Per TSRU	Weighted-Average Grant Price Per TSRU
Nonvested, December 31, 2018	138,945	$6.48	$33.44
Granted	39,246	8.52	43.35
Vested	(47,710)	5.92	30.70
Forfeited	(7,826)	7.63	38.90
Nonvested, December 31, 2019	122,654	$7.53	$38.01

The following table summarizes TSRU and PTU information as of December 31, 2019(a), (b):
	TSRUs (Thousands)	PTUs (Thousands)	Weighted-Average Grant Price Per TSRU	Weighted-Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value (Millions)
TSRUs Outstanding	179,999	—	$35.33	2.6	$1,415
TSRUs Vested	57,345	—	31.04	1.3	775
TSRUs Expected to vest(c)	118,618	—	37.23	3.2	1,096
TSRUs exercised and converted to PTUs	—	1,299	$—	0.7	$51

(a)	In 2019, we settled 7,953,671 TSRUs with a weighted-average grant price of $27.33 per unit.

(b)	In 2019, 2,173,131 TSRUs with a weighted-average grant price of $30.68 per unit were converted into 844,871 PTUs.

(c)	The number of TSRUs expected to vest takes into account an estimate of expected forfeitures.

The following table provides data related to all TSRU activity:
	Year Ended December 31,
(MILLIONS OF DOLLARS, EXCEPT PER TSRU AMOUNTS)	2019	2018	2017
Weighted-average grant-date fair value per TSRU	$8.52	$7.42	$6.23
Total compensation cost related to nonvested TSRU grants not yet recognized, pre-tax	$229	$246	$232
Weighted-average period over which TSRU cost is expected to be recognized (years)	1.6	1.6	1.7

Schedule of Nonvested Restricted Stock Units Activity

The following table summarizes all RSU activity during 2019:
	Shares (Thousands)	Weighted-Average Grant-Date Fair Value Per Share
Nonvested, December 31, 2018	27,276	$33.70
Granted	7,478	43.17
Vested	(10,644)	31.66
Reinvested dividend equivalents	911	39.64
Forfeited	(1,614)	38.82
Nonvested, December 31, 2019	23,407	$37.54

The following table provides data related to all RSU activity:
(MILLIONS OF DOLLARS)	Year Ended December 31,
	2019	2018	2017
Total fair value of shares vested(a)	$454	$146	$584
Total compensation cost related to nonvested RSU awards not yet recognized, pre-tax	$241	$256	$254
Weighted-average period over which RSU cost is expected to be recognized (years)	1.7	1.7	1.7

(a)
2017 includes the modification for a commitment to pay approximately 6.4 million RSUs to approximately 9,900 employees, including senior and key management employees, for 6.6 million RSUs. These shares were paid in the first quarter of 2018.

Schedule of Nonvested Performance-based Units Activity

The following table summarizes all PPS activity during 2019, with the shares representing the maximum award that could be achieved:
	Shares (Thousands)	Weighted-Average Intrinsic Value Per Share
Nonvested, December 31, 2018	19,261	$43.65
Granted	6,212	43.35
Vested	(6,882)	42.89
Forfeited	(897)	39.93
Nonvested, December 31, 2019(a)	17,694	$39.18

(a)	Vested and non-vested shares outstanding, but not paid as of December 31, 2019 were 32.0 million.

The following table provides data related to all PPS activity:
(MILLIONS OF DOLLARS)	Year Ended December 31,
	2019	2018	2017
Total fair value of shares vested	$136	$169	$131
Total compensation cost related to nonvested PPS awards not yet recognized, pre-tax	$87	$102	$94
Weighted-average period over which PPS cost is expected to be recognized (years)	1.8	1.8	1.7

The following table summarizes all PSA activity during 2019, with the shares granted representing the maximum award that could be achieved:
	Shares (Thousands)	Weighted-Average Intrinsic Value Per Share
Nonvested, December 31, 2018	5,282	$43.65
Granted	1,716	43.35
Vested	(1,481)	42.89
Forfeited	(456)	41.91
Nonvested, December 31, 2019	5,061	$39.18

The following table provides data related to all PSA activity:
	Year Ended December 31,
(MILLIONS OF DOLLARS)	2019	2018	2017
Total fair value of shares vested(a)	$64	$4	$58
Total compensation cost related to nonvested PSA grants not yet recognized, pre-tax	$34	$41	$34
Weighted-average period over which PSA cost is expected to be recognized (years)	1.8	1.8	1.8

(a)
2017 includes the modification for a commitment to pay 1.1 million PSAs to approximately 90 employees, including senior and key management employees, for 1.1 million PSAs. These shares were paid in the first quarter of 2018.

Schedule of Valuation Assumptions

The following table provides the weighted-average assumptions used in the valuation of stock options:
	Year Ended December 31,
	2019	2018	2017
Expected dividend yield(a)	3.27%	3.73%	3.69%
Risk-free interest rate(b)	2.66%	2.85%	2.23%
Expected stock price volatility(c)	18.34%	20.02%	18.39%
Expected term (years)(d)	6.75	6.75	6.75

(a)	Determined using a constant dividend yield during the expected term of the option.

(b)	Determined using the interpolated yield on U.S. Treasury zero-coupon issues.

(c)	Determined using implied volatility, after consideration of historical volatility.
(d)
Determined using historical exercise and post-vesting termination patterns.

Schedule of Share-based Compensation, Stock Options, Activity

The following table summarizes all stock option activity during 2019:
	Shares (Thousands)	Weighted-Average Exercise Price Per Share	Weighted-Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value(a) (Millions)
Outstanding, December 31, 2018	103,791	$27.69
Granted	1,181	43.35
Exercised	(15,964)	24.84
Forfeited	(55)	37.67
Expired	(353)	31.12
Outstanding, December 31, 2019	88,600	28.39	3.6	$960
Vested and expected to vest, December 31, 2019(b)	88,469	28.37	3.6	960
Exercisable, December 31, 2019	85,372	$28.04	3.4	$951

(a)	Market price of our underlying common stock less exercise price.

(b)	The number of options expected to vest takes into account an estimate of expected forfeitures.

The following table summarizes data related to all stock option activity:
	Year Ended December 31,
(MILLIONS OF DOLLARS, EXCEPT PER STOCK OPTION AMOUNTS)	2019	2018	2017
Weighted-average grant-date fair value per stock option	$5.98	$5.06	$4.01
Aggregate intrinsic value on exercise	$261	$625	$331
Cash received upon exercise	$394	$1,259	$862
Tax benefits realized related to exercise	$47	$115	$95
Total compensation cost related to nonvested stock options not yet recognized, pre-tax	$5	$5	$10
Weighted-average period over which stock option compensation cost is expected to be recognized (years)	1.6	1.7	0.8